Intangible Assets - Additional Information (Details) - Software licenses - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line Items]
Software financing obligations	$ 5.5	$ 16.7
Non cash portion of financial leases additions	$ 0.4	$ 8.4